Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	$ 39	$ 17
Non-current assets	97	184
Total derivative assets	136	201
Within one year - current liabilities	(14)	(12)
Non-current liabilities	0	(1)
Total derivative liabilities	(14)	(13)
Net asset/(liability) arising on derivative financial instruments	122	188	$ 74
Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	2	2
Total derivative liabilities	(2)	(4)
Net asset/(liability) arising on derivative financial instruments	0	(2)
Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	96	183
Total derivative assets	96	183
Net asset/(liability) arising on derivative financial instruments	96	183
Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Total derivative assets	37	8
Total derivative liabilities	(2)	(7)
Net asset/(liability) arising on derivative financial instruments	35	1
Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	1	8
Total derivative liabilities	(10)	(2)
Net asset/(liability) arising on derivative financial instruments	(9)	6
Within 1 year [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	39	17
Within one year - current liabilities	(14)	(12)
Within 1 year [member] | Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2	2
Within one year - current liabilities	(2)	(4)
Within 1 year [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	36	7
Within one year - current liabilities	(2)	(6)
Within 1 year [member] | Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	1	8
Within one year - current liabilities	(10)	(2)
Between1 and 2 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	21	1
Non-current liabilities		(1)
Between1 and 2 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	20
Between1 and 2 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Non-current liabilities		(1)
Between 2 and 3 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		32
Between 2 and 3 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		32
Between 3 and 4 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	32
Between 3 and 4 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	32
Between 4 and 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		74
Between 4 and 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		74
After 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	44	77
After 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	$ 44	$ 77